Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Other Assets [Abstract]
Other Assets
14. Other Assets

License and Supply Agreement

On April 23, 2012, the Company entered into a License and Supply Agreement (the “Medica License and Supply Agreement”) with Medica S.p.A. (“Medica”), an Italy-based medical product manufacturing company, for the marketing and sale of certain filtration products based upon Medica’s proprietary Medisulfone ultrafiltration technology in conjunction with the Company’s filtration products (collectively, the “Filtration Products”), and to engage in an exclusive supply arrangement for the Filtration Products. The term of the Medica License and Supply Agreement commenced on April 23, 2012 and continues in effect through December 31, 2022, unless earlier terminated by either party in accordance with the terms of the Medica License and Supply Agreement. Under the Medica License and Supply Agreement, Medica granted to the Company an exclusive license, with right of sublicense, to market, promote, distribute, offer for sale and sell the Filtration Products worldwide, excluding Italy for the first three years, during the term of the Medica License and Supply Agreement. In addition, the Company granted to Medica an exclusive license under the Company’s intellectual property to make the Filtration Products during the term of the Medica License and Supply Agreement. In exchange for the rights granted, the Company has agreed to make minimum annual aggregate purchases from Medica of €300,000 (approximately $400,000), €500,000 (approximately $700,000) and €750,000 (approximately $1,000,000) for the years 2012, 2013 and 2014, respectively. For the six months ended June 30, 2014, the Company’s aggregate purchase commitments totaled approximately €252,000 (approximately $350,000). For calendar years thereafter, annual minimum amounts will be mutually agreed upon between Medica and the Company.

As consideration for the license and other rights granted to the Company, the Company paid Medica a total of €1,500,000 (approximately $2,000,000) in three installments: €500,000 (approximately $700,000) on April 23, 2012, €600,000 (approximately $800,000) on February 4, 2013, and €400,000 (approximately $500,000) on May 23, 2013. As further consideration for the license and other rights granted to the Company, the Company granted Medica options to purchase 300,000 shares of the Company’s common stock. The fair market value of these stock options was approximately $273,000 at the time of their issuance, calculated as described in Note 5, Stock-Based Compensation. The fair market value of the options has been capitalized as a long-term intangible asset along with the total installment payments described. Other long-term assets on the condensed consolidated interim balance sheet as of June 30, 2014 is approximately $1,789,000, net of $462,000 accumulated amortization, and is related to the Medica License and Supply Agreement. The asset is being amortized as an expense over the life of the agreement. Approximately $105,000 has been charged to amortization expense for the six months ended June 30, 2014 on the condensed consolidated interim statement of operations and comprehensive loss. Approximately $105,000 of amortization expense will be recognized in the remainder of the year ended December 31, 2014 and approximately $210,000 will be recognized in each of the years ended 2015 and 2016, respectively. In addition, for the period beginning April 23, 2014 through December 31, 2022, the Company will pay Medica a royalty rate of 3% of net sales of the Filtration Products sold, subject to reduction as a result of a supply interruption pursuant to the terms of the Medica License and Supply Agreement. For the six months ended June 30, 2014, the Company has accrued approximately $4,000 as a result of royalty payments due to Medica for the period April 23, 2014 through June 30, 2014, based on net Filtration Product sales of approximately $148,000.

Note 4 - Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
Prepaid insurance premiums	$70,000	$78,000
Security deposit	21,000	21,000
Other	34,000	10,000
Prepaid expenses and other current assets	$125,000	$109,000